CONSOLIDATED CHANGES TO STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 31, 2022	$ 7,000	$ 52,403,000	$ (50,521,000)	$ 1,889,000
Beginning balance, shares at Oct. 31, 2022	7,395,632
Sale of common stock		100,000		100,000
Sale of common stock, Shares	22,282
Fair value of equity instruments issued for compensation:
Fair value of vested shares issued		452,000		452,000
Fair value of vested shares issued, Shares	25,969
Fair value of vested options and warrants issued		2,757,000		2,757,000
Issuance of Common stock and Warrants as commitment fee for SPA 23 Note		283,000		283,000
Issuance of Common stock and Warrants as commitment fee for SPA 23 Note, shares	75,000
Discount on warrants issued with convertible debt		72,000		72,000
Stock issued in satisfaction of Commitment Fee Shortfall Obligation		193,000		193,000
Stock issued in satisfaction of Commitment Fee Shortfall Obligation, Shares	58,600
Cancellation of shares repurchased in connection with litigation
Cancellation of shares repurchased in connection with litigation, Shares	(124,000)
Return of former executive’s shares and warrants
Return of former executive's shares and warrants, shares	(170,000)
Net loss			(6,987,000)	(6,987,000)
Ending balance, value at Oct. 31, 2023	$ 7,000	56,260,000	(57,508,000)	(1,241,000)
Ending balance, shares at Oct. 31, 2023	7,283,483
Reverse split round-up adjustment
Reverse split round-up adjustment, Shares	5,991
Cancellation of shares in connection with litigation	$ (1,000)	1,000
Cancellation of shares in connection with litigation, Shares	(1,163,992)
Fair value of equity instruments issued for compensation:
Fair value of vested options issued		246,000		246,000
Fair value of vested warrants issued		527,000		527,000
Net loss			(1,040,000)	(1,040,000)
Ending balance, value at Jan. 31, 2024	$ 6,000	57,034,000	(58,548,000)	(1,508,000)
Ending balance, shares at Jan. 31, 2024	6,125,482
Beginning balance, value at Oct. 31, 2023	$ 7,000	56,260,000	(57,508,000)	(1,241,000)
Beginning balance, shares at Oct. 31, 2023	7,283,483
Sale of common stock		500,000		500,000
Sale of common stock, Shares	250,000
Reverse split round-up adjustment
Reverse split round-up adjustment, Shares	5,803
Cancellation of shares in connection with litigation	$ (1,000)	1,000
Cancellation of shares in connection with litigation, Shares	(1,164,742)
Purchase of shares in connection with litigation		(80,000)		(80,000)
Purchase of shares in connection with litigation, Shares	(237,602)
Exchange of accounts payable for stock		20,000		20,000
Exchange of accounts payable for stock, Shares	20,000
Fair value of equity instruments issued for compensation:
Fair value of vested shares issued		450,000		450,000
Fair value of vested shares issued, Shares	187,875
Fair value of vested options issued		953,000		953,000
Fair value of vested warrants issued		2,450,000		2,450,000
Net loss			(4,705,000)	(4,705,000)
Ending balance, value at Oct. 31, 2024	$ 6,000	60,554,000	(62,213,000)	(1,653,000)
Ending balance, shares at Oct. 31, 2024	6,344,817
Fair value of equity instruments issued for compensation:
Fair value of vested shares issued		32,000		32,000
Fair value of vested options issued		249,000		249,000
Fair value of vested warrants issued		810,000		810,000
Net loss			(1,243,000)	(1,243,000)
Ending balance, value at Jan. 31, 2025	$ 6,000	$ 61,645,000	$ (63,456,000)	$ (1,805,000)
Ending balance, shares at Jan. 31, 2025	6,344,817